Intangible Assets (Details) - Schedule of annual amortization expense - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Schedule of annual amortization expense [Abstract]
2021	$ 182,427	$ 397,988
2022	729,708	392,321
2023	729,708	391,188
2024	729,678	391,173
2025	596,529	258,169
Thereafter	$ 2,302,766	2,062,561
Total		$ 3,893,400